1442210

FORM D

Notice of Exempt Offering of Securities

U.S. Securities and Exchange Commission

Washington, DC 20549

(See instructions beginning on page 5)

Intentional misstatements or omissions of fact constitute federal criminal violations. See 18 U.S.C. 1001.

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Item 1. Issuer's Identity

Name of Issuer: Datacastle Corporation

Jurisdiction of Incorporation/Organization: Washington

Previous Name(s) ☐ None

Entity Type (Select one)
- ☒ Corporation
- ☐ Limited Partnership
- ☐ Limited Liability Company
- ☐ General Partnership
- ☐ Business Trust
- ☐ Other (Specify)

Year of Incorporation/Organization (Select one)
○ Over Five Years Ago ◉ Within Last Five Years (specify year) 2005 ○ Yet to Be Formed

PROCESSED
MAR 9 2009
THOMSON REUTERS

(If more than one issuer is filing this notice, check this box ☐ *and identify additional issuer(s) by attaching Items 1 and 2 Continuation Page(s).)*

Item 2. Principal Place of Business and Contact Information

Street Address 1: 701 North 36th Street, Suite B.

Street Address 2:

City: Seattle | State/Province/Country: WA | ZIP/Postal Code: 98103 | Phone No.: 425-996-9684

Item 3. Related Persons

Last Name: Sumner | First Name: Gary | Middle Name:

Street Address 1: 701 North 36th Street, Suite B.

Street Address 2:

City: Seattle | State/Province/Country: WA | ZIP/Postal Code: 98103

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary):

SEC
Mail Processing
Section
FEB 17 2009
Washington, DC
105

(Identify additional related persons by checking this box ☒ *and attaching Item 3 Continuation Page(s).)*

Item 4. Industry Group (Select one)

○ **Agriculture**

Banking and Financial Services
- ○ Commercial Banking
- ○ Insurance
- ○ Investing
- ○ Investment Banking
- ○ Pooled Investment Fund

If selecting this industry group, also select one fund type below and answer the question below:
- ○ Hedge Fund
- ○ Private Equity Fund
- ○ Venture Capital Fund
- ○ Other Investment Fund

Is the issuer registered as an investment company under the Investment Company Act of 1940? ○ Yes ○ No

○ Other Banking & Financial Services

○ **Business Services**

Energy
- ○ Electric Utilities
- ○ Energy Conservation
- ○ Coal Mining
- ○ Environmental Services
- ○ Oil & Gas
- ○ Other Energy

Health Care
- ○ Biotechnology
- ○ Health Insurance
- ○ Hospitals & Physcians
- ○ Pharmaceuticals
- ○ Other Health Care

○ **Manufacturing**

Real Estate
- ○ Commercial
- ○ Construction
- ○ REITS & Finance
- ○ Residential
- ○ Other Real Estate

○ **Retailing**

○ **Restaurants**

Technology
- ○ Computers
- ○ Telecommunications
- ◉ Other Technology

Travel
- ○ Airlines & Airports

[redacted]

09002978

FORM D

U.S. Securities and Exchange Commission
Washington, DC 20549

Item 5. Issuer Size (Select one)

Revenue Range (for issuer not specifying "hedge" or "other investment" fund in Item 4 above)

- ○ No Revenues
- ◉ $1 - $1,000,000
- ○ $1,000,001 - $5,000,000
- ○ $5,000,001 - $25,000,000
- ○ $25,000,001 - $100,000,000
- ○ Over $100,000,000
- ○ Decline to Disclose
- ○ Not Applicable

OR

Aggregate Net Asset Value Range (for issuer specifying "hedge" or "other investment" fund in Item 4 above)

- ○ No Aggregate Net Asset Value
- ○ $1 - $5,000,000
- ○ $5,000,001 - $25,000,000
- ○ $25,000,001 - $50,000,000
- ○ $50,000,001 - $100,000,000
- ○ Over $100,000,000
- ○ Decline to Disclose
- ○ Not Applicable

Item 6. Federal Exemptions and Exclusions Claimed (Select all that apply)

- ☐ Rule 504(b)(1) (not (i), (ii) or (iii))
- ☐ Rule 504(b)(1)(i)
- ☐ Rule 504(b)(1)(ii)
- ☐ Rule 504(b)(1)(iii)
- ☐ Rule 505
- ☒ Rule 506
- ☐ Securities Act Section 4(6)

Investment Company Act Section 3(c)

- ☐ Section 3(c)(1)
- ☐ Section 3(c)(2)
- ☐ Section 3(c)(3)
- ☐ Section 3(c)(4)
- ☐ Section 3(c)(5)
- ☐ Section 3(c)(6)
- ☐ Section 3(c)(7)
- ☐ Section 3(c)(9)
- ☐ Section 3(c)(10)
- ☐ Section 3(c)(11)
- ☐ Section 3(c)(12)
- ☐ Section 3(c)(13)
- ☐ Section 3(c)(14)

Item 7. Type of Filing

○ New Notice **OR** ○ Amendment

Date of First Sale in this Offering: 7/14/2008 **OR** ☐ First Sale Yet to Occur

Item 8. Duration of Offering

Does the issuer intend this offering to last more than one year? ☐ Yes ☐ No

Item 9. Type(s) of Securities Offered (Select all that apply)

- ☒ Equity
- ☐ Debt
- ☐ Option, Warrant or Other Right to Acquire Another Security
- ☐ Security to be Acquired Upon Exercise of Option, Warrant or Other Right to Acquire Security
- ☐ Pooled Investment Fund Interests
- ☐ Tenant-in-Common Securities
- ☐ Mineral Property Securities
- ☐ Other (Describe)

Item 10. Business Combination Transaction

Is this offering being made in connection with a business combination transaction, such as a merger, acquisition or exchange offer? ☐ Yes ☐ No

Clarification of Response (if Necessary)

Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ 0

Item 12. Sales Compensation

Recipient: Not Applicable

Recipient CRD Number: ☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number ☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

(Identify additional person(s) being paid compensation by checking this box ☐ and attaching Item 12 Continuation Page(s).)

Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 5,300,000 **OR** ☐ Indefinite

(b) Total Amount Sold $ 5,300,000

(c) Total Remaining to be Sold $ 0 **OR** ☐ Indefinite
(Subtract (a) from (b))

Clarification of Response (if Necessary)

Item 14. Investors

Check this box ☐ if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering:

Enter the total number of investors who already have invested in the offering: 3

Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ 0 ☐ Estimate

Finders' Fees $ 0 ☐ Estimate

Clarification of Response (if Necessary)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 16. Use of Proceeds

Provide the amount of the gross proceeds of the offering that has been or is proposed to be used for payments to any of the persons required to be named as executive officers, directors or promoters in response to Item 3 above. If the amount is unknown, provide an estimate and check the box next to the amount.

$ 0

☐ Estimate

Clarification of Response (if Necessary)

Signature and Submission

Please verify the information you have entered and review the Terms of Submission below before signing and submitting this notice.

Terms of Submission. In Submitting this notice, each identified issuer is:

Notifying the SEC and/or each State in which this notice is filed of the offering of securities described and undertaking to furnish them, upon written request, in accordance with applicable law, the information furnished to offerees.*

Irrevocably appointing each of the Secretary of the SEC and the Securities Administrator or other legally designated officer of the State in which the issuer maintains its principal place of business and any State in which this notice is filed, as its agents for service of process, and agreeing that these persons may accept service on its behalf, of any notice, process or pleading, and further agreeing that such service may be made by registered or certified mail, in any Federal or state action, administrative proceeding, or arbitration brought against the issuer in any place subject to the jurisdiction of the United States, if the action, proceeding or arbitration (a) arises out of any activity in connection with the offering of securities that is the subject of this notice, and (b) is founded, directly or indirectly, upon the provisions of: (i) the Securities Act of 1933, the Securities Exchange Act of 1934, the Trust Indenture Act of 1939, the Investment Company Act of 1940, or the Investment Advisers Act of 1940, or any rule or regulation under any of these statutes; or (ii) the laws of the State in which the issuer maintains its principal place of business or any State in which this notice is filed.

Certifying that, if the issuer is claiming a Rule 505 exemption, the issuer is not disqualified from relying on Rule 505 for one of the reasons stated in Rule 505(b)(2)(iii).

* This undertaking does not affect any limits Section 102(a) of the National Securities Markets Improvement Act of 1996 ("NSMIA") [Pub. L. No. 104-290, 110 Stat. 3416 (Oct. 11, 1996)] imposes on the ability of States to require information. As a result, if the securities that are the subject of this Form D are "covered securities" for purposes of NSMIA, whether in all instances or due to the nature of the offering that is the subject of this Form D, States cannot routinely require offering materials under this undertaking or otherwise and can require offering materials only to the extent NSMIA permits them to do so under NSMIA's preservation of their anti-fraud authority.

Each identified issuer has read this notice, knows the contents to be true, and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person. (Check this box ☐ and attach Signature Continuation Pages for signatures of issuers identified in Item 1 above but not represented by signer below.)

Issuer(s): Datacastle Corporation

Name of Signer: Ron Faith

Signature: [signature]

Title: Chief Executive Officer and President

Number of continuation pages attached: 1

Date: 2/12/2009

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB number.

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Instructions for Submitting a Form D Notice

General Instructions

Who must file: Each issuer of securities that sells its securities in reliance on an exemption provided in Regulation D or Section 4(6) of the Securities Act of 1933 must file this notice containing the information requested with the U.S. Securities and Exchange Commission (SEC) and with the state(s) requiring it. If more than one issuer has sold its securities in the same transaction, all issuers should be identified in one filing with the SEC, but some states may require a separate filing for each issuer or security sold.

When to file:

o An issuer must file a new notice with the SEC for each new offering of securities no later than 15 calendar days after the "date of first sale" of securities in the offering as explained in the Instruction to Item 7. For this purpose, the date of first sale is the date on which the first investor is irrevocably contractually committed to invest, which, depending on the terms and conditions of the contract, could be the date on which the issuer receives the investor's subscription agreement or check. An issuer may file the notice at any time before that if it has determined to make the offering. An issuer must file a new notice with each state that requires it at the time set by the state. For state filing information, go to www.NASAA.org. A mandatory capital commitment call does not constitute a new offering, but is made under the original offering, so no new Form D filing is required.

o An issuer may file an amendment to a previously filed notice at any time.

o An issuer must file an amendment to a previously filed notice for an offering:

- to correct a material mistake of fact or error in the previously filed notice, as soon as practicable after discovery of the mistake or error;

- to reflect a change in the information provided in the previously filed notice, except as provided below, as soon as practicable after the change; and

- annually, on or before the first anniversary of the most recent previously filed notice, if the offering is continuing at that time.

When amendment is not required: An issuer is not required to file an amendment to a previously filed notice to reflect a change that occurs after the offering terminates or a change that occurs solely in the following information:

- the address or relationship to the issuer of a related person identified in response to Item 3;

- an issuer's revenues or aggregate net asset value;

- the minimum investment amount, if the change is an increase, or if the change, together with all other changes in that amount since the previously filed notice, does not result in a decrease of more than 10%;

- any address or state(s) of solicitation shown in response to Item 12;

- the total offering amount, if the change is a decrease, or if the change, together with all other changes in that amount since the previously filed notice, does not result in an increase of more than 10%;

- the amount of securities sold in the offering or the amount remaining to be sold;

- the number of non-accredited investors who have invested in the offering, as long as the change does not increase the number to more than 35;

- the total number of investors who have invested in the offering; and

- the amount of sales commissions, finders' fees or use of proceeds for payments to executive officers, directors or promoters, if the change is a decrease, or if the change, together with all other changes in that amount since the previously filed notice, does not result in an increase of more than 10%.

Saturdays, Sundays and holidays: If the date on which a notice or an amendment to a previously filed notice is required to be filed falls on a Saturday, Sunday or holiday, the due date is the first business day following.

Amendment content: An issuer that files an amendment to a previously filed notice must provide current information in response to all items of this Form D, regardless of why the amendment is filed.

How to file: Issuers may file this notice with the SEC by delivering one manually signed and one other copy to the SEC headquarters office at 100 F Street, N.E., Washington, DC 20549. Only pages 1 to 4 and any continuation pages used need to be filed. A notice filed on paper is deemed filed with the SEC on the earlier of the date it is received by the SEC at that address or, if received by the SEC at that address after the date on which it was due, on the date it was mailed by United States registered or certified mail to that address. The notice also may be filed online through www.sec.gov. For state filing information, go to www.NASAA.org.

Filing fee: There is no federal fiing fee. For information on state filing fees, go to www.NASAA.org.

Definitions of terms: Terms used but not defined in this form that are defined in Rule 405 and Rule 501 under the Securities Act of 1933, 17 CFR 230.405 and 230.501, have the meanings given to them in those rules.

FORM D

Item-by-Item Instructions

Item 1. Issuer's Identity. Identify each legal entity issuing any securities being reported as being offered by entering its full name; any previous name used within the past five years; and its jurisdiction of incorporation or organization, type of legal entity, and year of incorporation or organization within the past five years or status as formed over five years ago or not yet formed. If more than one entity is issuing the securities, identify a primary issuer in the first fields shown on the first page of the form, checking the box provided, and identify additional issuers by attaching Items 1 and 2 continuation page(s).

Item 2. Principal Place of Business and Contact Information. Enter a full street address of the issuer's principal place of business. Post office box numbers and "In care of" addresses are not acceptable. Enter a contact telephone number for the issuer. If you identified more than one issuer in response to Item 1, enter the requested information for the primary issuer you identified in response to that item and, at your option, for any or all of the other issuers you identified on your Item 1 and 2 continuation page(s).

Item 3. Related Persons. Enter the full name and address of each person having the specified relationships with any issuer and identify each relationship:

- Each executive officer and director of the issuer and person performing similar functions (title alone is not determinative) for the issuer, such as the general and managing partners of partnerships and managing members of limited liability companies; and

- Each person who has functioned directly or indirectly as a promoter of the issuer within the past five years of the later of the first sale of securities or the date upon which the Form D filing was required to be made.

If necessary to prevent the information supplied from being misleading, also provide a clarification in the space provided.

Identify additional persons having the specified relationships by checking the box provided and attaching Item 3 continuation page(s).

Item 4. Industry Group. Select the issuer's industry group. If the issuer or issuers can be categorized in more than one industry group, select the industry group that most accurately reflects the use of the bulk of the proceeds of the offering. For purposes of this filing, use the ordinary dictionary and commonly understood meanings of the terms identifying the industry group.

Item 5. Issuer Size.

- **Revenue Range** (for issuers that do not specify "Hedge Fund" or "Other Investment Fund" in response to Item 4): Enter the revenue range of the issuer or of all the issuers together for the most recently completed fiscal year available, or, if not in existence for a fiscal year, revenue range to date. Domestic SEC reporting companies should state revenues in accordance with Regulation S-X under the Securities Exchange Act of 1934. Domestic non-reporting companies should state revenues in accordance with U.S. Generally Accepted Accounting Principles (GAAP). Foreign issuers should calculate revenues in U.S. dollars and state them in accordance with U.S. GAAP, home country GAAP or International Financial Reporting Standards. If the issuer(s) declines to disclose its revenue range, enter "Decline to Disclose." If the issuer's(s') business is intended to produce revenue but did not, enter "No Revenues." If the business is not intended to produce revenue (for example, the business seeks asset appreciation only), enter "Not Applicable."

- **Aggregate Net Asset Value** (for issuers that specify "Hedge Fund" or "Other Investment Fund" in response to Item 4): Enter the aggregate net asset value range of the issuer or of all the issuers together as of the most recent practicable date. If the issuer(s) declines to disclose its aggregate net asset value range, enter "Decline to Disclose."

Item 6. Federal Exemption(s) and Exclusion(s) Claimed. Select the provision(s) being claimed to exempt the offering and resulting sales from the federal registration requirements under the Securities Act of 1933 and, if applicable, to exclude the issuer from the definition of "investment company" under the Investment Company Act of 1940. Select "Rule 504(b)(1) (not (i), (ii) or (iii))" only if the issuer is relying on the exemption in the introductory sentence of Rule 504 for offers and sales that satisfy all the terms and conditions of Rules 501 and 502(a), (c) and (d).

Item 7. Type of Filing. Indicate whether the issuer is filing a new notice or an amendment to a notice that was filed previously. If this is a new notice, enter the date of the first sale of securities in the offering or indicate that the first sale has "Yet to Occur." For this purpose, the date of first sale is the date on which the first investor is irrevocably contractually committed to invest, which, depending on the terms and conditions of the contract, could be the date on which the issuer receives the investor's subscription agreement or check.

Item 8. Duration of Offering. Indicate whether the issuer intends the offering to last for more than one year.

Item 9. Type(s) of Securities Offered. Select the appropriate type or types of securities offered as to which this notice is filed. If the securities are debt convertible into other securities, however, select "Debt" and any other appropriate types of securities except for "Equity." For purposes of this filing, use the ordinary dictionary and commonly understood meanings of these categories. For instance, equity securities would be securities that represent proportional ownership in an issuer, such as ordinary common and preferred stock of corporations and partnership and limited liability company interests; debt securities would be securities representing money loaned to an issuer that must be repaid to the investor at a later date; pooled investment fund interests would be securities that represent ownership interests in a pooled or collective investment vehicle; tenant-in-common securities would be securities that include an undivided fractional interest in real property other than a mineral property; and mineral property securities would be securities that include an undivided interest in an oil, gas or other mineral property.

Item 10. Business Combination Transaction. Indicate whether or not the offering is being made in connection with a business combination, such as an exchange (tender) offer or a merger, acquisition, or other transaction of the type described in paragraph (a)(1), (2) or (3) of Rule 145 under the Securities Act of 1933. Do not include an exchange (tender) offer for a class of the issuer's own securities. If necessary to prevent the information supplied from being misleading, also provide a clarification in the space provided.

Item 11. Minimum Investment. Enter the minimum dollar amount of investment that will be accepted from any outside investor. If the offering provides a minimum investment amount for outside investors that can be waived, provide the lowest amount below which a waiver will not be granted. If there is no minimum investment amount, enter "0." Investors will be considered outside investors if they are not employees, officers, directors, general partners, trustees (where the issuer is a business trust), consultants, advisors or vendors of the issuer, its parents, its majority owned subsidiaries, or majority owned subsidiaries of the issuer's parent.

Item 12. Sales Compensation. Enter the requested information for each person that has been or will be paid directly or indirectly any commission or other similar compensation in cash or other consideration in connection with sales of securities in the offering, including finders. Enter the CRD number for every person identified and any broker and dealer listed that has a CRD number. CRD numbers can be found at http://brokercheck.finra.org. A person that does not have a CRD number need not obtain one in order to be listed, and must be listed when required regardless of whether the person has a CRD number. In addition, check the State(s) in which the named person has solicited or intends to solicit investors. If more than five persons to be listed are associated persons of the same broker or dealer, enter only the name of the broker or dealer, its CRD number and street address, and the State(s) in which the named person has solicited or intends to solicit investors.

Item 13. Offering and Sales Amounts. Enter the dollar amount of securities being offered under a claim of federal exemption identified in Item 6 above. Also enter the dollar amount of securities sold in the offering as of the filing date. Select the "Indefinite" box if the amount being offered is undetermined or cannot be calculated at the present time, such as if the offering includes securities to be acquired upon the exercise or exchange of other securities or property and the exercise price or exchange value is not currently known or knowable. If an amount is definite but difficult to calculate without unreasonable effort or expense, provide a good faith estimate. The total offering and sold amounts should include all cash and other consideration to be received for the securities, including cash to be paid in the future under mandatory capital commitments. In offerings for consideration other than cash, the amounts entered should be based on the issuer's good faith valuation of the consideration. If necessary to prevent the information supplied from being misleading, also provide a clarification in the space provided.

Item 14. Investors. Indicate whether securities in the offering have been or may be sold to persons who do not qualify as accredited investors as defined in Rule 501(a), 17 CFR 230.501(a), and provide the number of such investors who already have already invested in the offering. In addition, regardless whether securities in the offering have been or may be sold to persons who do not qualify as accredited investors, specify the total number of investors who already have invested.

Item 15. Sales Commission and Finders' Fees Expenses. The information on sales commissions and finders' fees expenses may be given as subject to future contingencies.

Item 16. Use of Proceeds. No additional instructions.

Signature and Submission. An individual who is a duly authorized representative of each issuer identified must sign, date and submit this notice for the issuer. The capacity in which the individual is signing should be set forth in the "Title" field underneath the individual's name.

The name of the issuer(s) on whose behalf the notice is being submitted should be set forth in the "Issuer" field beside the individual's name; if the individual is signing on behald of all issuers submitting the notice, the word "All" may be set forth in the "Issuer" field. Attach signature continuation page(s) to have different individuals sign on behald of different issuer(s). Enter the number of continuation pages attached and included in the filing. If no continuation pages are attached, enter "0".

U.S. Securities and Exchange Commission

Washington, DC 20549

Items 1 and 2 Continuation Page

Item 1 and 2. Issuer's Identity and Contact Information (Continued)

Name of Issuer

Previous Name(s) ☐ None

Jurisdiction of Incorporation/Organization

Entity Type (Select one)

◯ Corporation
◯ Limited Partnership
◯ Limited Liability Company
◯ General Partnership
◯ Business Trust
◯ Other (Specify)

Year of Incorporation/Organization
(Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

Name of Issuer

Previous Name(s) ☐ None

Jurisdiction of Incorporation/Organization

Entity Type (Select one)

◯ Corporation
◯ Limited Partnership
◯ Limited Liability Company
◯ General Partnership
◯ Business Trust
◯ Other (Specify)

Year of Incorporation/Organization
(Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

Name of Issuer

Previous Name(s) ☐ None

Jurisdiction of Incorporation/Organization

Entity Type (Select one)

◯ Corporation
◯ Limited Partnership
◯ Limited Liability Company
◯ General Partnership
◯ Business Trust
◯ Other (Specify)

Year of Incorporation/Organization
(Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

(Copy and use additional copies of this page as necessary.)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 3 Continuation Page

Item 3. Related Persons (Continued)

Last Name	First Name	Middle Name
Gandel	Anthony	David

Street Address 1: Level 19, Como Office Tower, 644 Chapel Street, South Yarra

Street Address 2:

City	State/Province/Country	ZIP/Postal Code
Victoria	Australia	3141

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary):

Last Name	First Name	Middle Name
Gill	Cameron	Mark Charles

Street Address 1: Level 4, 167 Eagle Street, Brisbane

Street Address 2:

City	State/Province/Country	ZIP/Postal Code
Queensland	Australia	4000

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary):

Last Name	First Name	Middle Name
Faith	Ron	

Street Address 1: 701 North 36th Street, Suite B.

Street Address 2:

City	State/Province/Country	ZIP/Postal Code
Seattle	WA	98103

Relationship(s): ☒ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary):

Last Name	First Name	Middle Name
Knight	Alex	

Street Address 1: 701 North 36th Street, Suite B.

Street Address 2:

City	State/Province/Country	ZIP/Postal Code
Seattle	WA	98103

Relationship(s): ☐ Executive Officer ☒ Director ☐ Promoter

Clarification of Response (if Necessary):

(Copy and use additional copies of this page as necessary.)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 12 Continuation Page

Item 12. Sales Compensation (Continued)

Recipient

Recipient CRD Number

☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number

☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Recipient

Recipient CRD Number

☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number

☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

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FORM D

U.S. Securities and Exchange Commission
Washington, DC 20549

Signature Continuation Page

Signature and Submission

The undersigned is the duly authorized representative of the issuer(s), identied in the field beside the individual's name below.

Issuer	Name of Signer
Datacastle Corporation	Ron Faith
Signature	**Title**
[signature]	Chief Executive Officer and President
	Date
	2/12/2009

Issuer	Name of Signer
Signature	**Title**
	Date

Issuer	Name of Signer
Signature	**Title**
	Date

Issuer	Name of Signer
Signature	**Title**
	Date

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END